PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 147,617
Additions, net of disposals and assets reclassified as held for sale	5,555
Depreciation expenses	(3,651)
Dispositions and assets reclassified as held for sale	(2,413)
Foreign currency translation	(3,458)
Balance, end of period	146,128
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	48,546
Additions, net of disposals and assets reclassified as held for sale	1,921
Depreciation expenses	(1,409)
Dispositions and assets reclassified as held for sale	(599)
Foreign currency translation	(585)
Balance, end of period	$ 50,318